Pensions and other post-retirement benefits - Analysis of the Amounts Charged to Profit (Loss), Recognized in Other Comprehensive Income, and Movement in Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Analysis of the amount charged to profit (loss) before interest and taxation
Current service cost	$ 780	$ 790	$ 1,048
Past service cost	16	1	25
Settlement	13	8	(4)
Operating charge relating to defined benefit plans	809	799	1,069
Payments to defined contribution plans	267	264	285
Total operating charge	1,076	1,063	1,354
Interest income on plan assets	(1,196)	(1,471)	(1,505)
Interest on plan liabilities	1,416	1,661	1,811
Other finance (income) expense	220	190	306
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	3,295	4,813	234
Change in financial assumptions underlying the present value of the plan liabilities	(461)	(7,789)	3,466
Change in demographic assumptions underlying the present value of the plan liabilities	783	446	75
Experience gains and losses arising on the plan liabilities	29	34	364
Remeasurements recognized in other comprehensive income	3,646	(2,496)	4,139
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	48,976
Interest income on plan assets	1,196	1,471	1,505
Operating charge relating to defined benefit plans	(809)	(799)	(1,069)
Interest cost	1,416	1,661	1,811
Remeasurements recognized in other comprehensive income (liabilities) assets	3,646	(2,496)	4,139
Net defined benefit liability (asset), end of period		48,976
Surplus (deficit) at 31 December				$ (4,968)	$ (8,291)
Surplus (deficit) in plan, asset recognized				4,169	584
Surplus (deficit) in plan, liability recognized				(9,137)	(8,875)
Surplus (deficit)				(4,968)	(8,291)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(48,976)	(48,976)			(48,976)
Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	40,601
Contributions by employers (funded plans)	637	651	1,066
Net defined benefit liability (asset), end of period		40,601
Surplus (deficit) at 31 December				3,869	84
Surplus (deficit)				3,869	84
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(40,601)	(40,601)			(40,601)
Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	8,375
Net defined benefit liability (asset), end of period		8,375
Surplus (deficit) at 31 December				(8,837)	(8,375)
Surplus (deficit)				(8,837)	(8,375)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(8,375)	(8,375)			(8,375)
Accrued benefit obligation
Analysis of the amount charged to profit (loss) before interest and taxation
Operating charge relating to defined benefit plans	(809)	(799)
Interest on plan liabilities	1,416	1,661
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	351	(7,309)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	48,976	48,346
Exchange adjustments (liabilities) assets	3,890	(5,947)
Operating charge relating to defined benefit plans	809	799
Interest cost	1,416	1,661
Contributions by plan participants (liabilities) assets	(24)	(26)
Acquisitions	1	4
Disposals of (benefit obligations) and fair value of plan asset	(10)	(399)
Remeasurements recognized in other comprehensive income (liabilities) assets	351	(7,309)
Net defined benefit liability (asset), end of period	51,481	48,976	48,346
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(48,976)	(48,346)	(48,346)	(51,481)	(48,976)
Settlement payments in respect of net defined benefit liabilities (assets)	3,235	2,754
Payments in respect of settlements, net defined benefit liability (asset)	2	14
Expenses incurred for administration of the benefits	37	55
Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Benefit payments (liabilities) assets	(2,708)	(2,208)
Net defined benefit liability (asset), end of period	42,644
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(42,644)			(42,644)
Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Benefit payments (liabilities) assets	(566)	(615)
Net defined benefit liability (asset), end of period	8,837
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(8,837)			(8,837)
Fair value of plan assets
Analysis of the amount charged to profit (loss) before interest and taxation
Interest income on plan assets	(1,196)	(1,471)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	3,295	4,813
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(40,685)	(42,138)
Exchange adjustments (liabilities) assets	(3,384)	5,977
Interest income on plan assets	1,196	1,471
Contributions by plan participants (liabilities) assets	24	26
Disposals of (benefit obligations) and fair value of plan asset		229
Remeasurements recognized in other comprehensive income (liabilities) assets	3,295	4,813
Net defined benefit liability (asset), end of period	(46,513)	(40,685)	(42,138)
Surplus (deficit) at 31 December				(4,968)	(8,291)
Surplus (deficit)				(4,968)	(8,291)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	40,685	42,138	42,138	46,513	40,685
Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	637	651
Benefit payments (liabilities) assets	2,708	2,208
United Kingdom
Analysis of the amount charged to profit (loss) before interest and taxation
Payments to defined contribution plans		30	31
United Kingdom | Domestic defined benefit plans
Analysis of the amount charged to profit (loss) before interest and taxation
Current service cost	357	333	485
Past service cost	12	17	12
Settlement	0	0	0
Operating charge relating to defined benefit plans	369	350	497
Payments to defined contribution plans	31
Total operating charge	400	380	528
Interest income on plan assets	(845)	(1,086)	(1,124)
Interest on plan liabilities	831	1,005	1,146
Other finance (income) expense	(14)	(81)	22
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	2,396	4,422	315
Change in financial assumptions underlying the present value of the plan liabilities	(236)	(6,932)	2,054
Change in demographic assumptions underlying the present value of the plan liabilities	734	430	0
Experience gains and losses arising on the plan liabilities	91	55	336
Remeasurements recognized in other comprehensive income	2,985	(2,025)	2,705
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	29,908
Interest income on plan assets	845	1,086	1,124
Operating charge relating to defined benefit plans	(369)	(350)	(497)
Interest cost	831	1,005	1,146
Remeasurements recognized in other comprehensive income (liabilities) assets	2,985	(2,025)	2,705
Net defined benefit liability (asset), end of period		29,908
Surplus (deficit) at 31 December				3,578	272
Surplus (deficit) in plan, asset recognized				3,838	530
Surplus (deficit) in plan, liability recognized				(260)	(258)
Surplus (deficit)				3,578	272
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(29,908)	(29,908)			(29,908)
Costs resulting from plan harmonization		12
United Kingdom | Domestic defined benefit plans | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	29,661
Net defined benefit liability (asset), end of period		29,661
Surplus (deficit) at 31 December				3,838	519
Surplus (deficit)				3,838	519
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(29,661)	(29,661)			(29,661)
United Kingdom | Domestic defined benefit plans | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	247
Net defined benefit liability (asset), end of period		247
Surplus (deficit) at 31 December				(260)	(247)
Surplus (deficit)				(260)	(247)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(247)	(247)			(247)
United Kingdom | Domestic defined benefit plans | Accrued benefit obligation
Analysis of the amount charged to profit (loss) before interest and taxation
Operating charge relating to defined benefit plans	(369)	(350)
Interest on plan liabilities	831	1,005
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	589	(6,447)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	29,908	28,974
Exchange adjustments (liabilities) assets	2,886	(5,688)
Operating charge relating to defined benefit plans	369	350
Interest cost	831	1,005
Contributions by plan participants (liabilities) assets	(16)	(18)
Acquisitions	0	0
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	589	(6,447)
Net defined benefit liability (asset), end of period	31,513	29,908	28,974
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(29,908)	(28,974)	(28,974)	(31,513)	(29,908)
United Kingdom | Domestic defined benefit plans | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Benefit payments (liabilities) assets	(1,903)	(1,192)
Net defined benefit liability (asset), end of period	31,253
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(31,253)			(31,253)
United Kingdom | Domestic defined benefit plans | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Benefit payments (liabilities) assets	(5)	(6)
Net defined benefit liability (asset), end of period	260
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(260)			(260)
United Kingdom | Domestic defined benefit plans | Fair value of plan assets
Analysis of the amount charged to profit (loss) before interest and taxation
Interest income on plan assets	(845)	(1,086)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	2,396	4,422
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(30,180)	(31,223)
Exchange adjustments (liabilities) assets	(3,048)	5,916
Interest income on plan assets	845	1,086
Contributions by plan participants (liabilities) assets	16	18
Disposals of (benefit obligations) and fair value of plan asset		0
Remeasurements recognized in other comprehensive income (liabilities) assets	2,396	4,422
Net defined benefit liability (asset), end of period	(35,091)	(30,180)	(31,223)
Surplus (deficit) at 31 December				3,578	272
Surplus (deficit)				3,578	272
The defined benefit obligation may be analysed between funded and unfunded plans as follows	30,180	31,223	31,223	35,091	30,180
United Kingdom | Domestic defined benefit plans | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	509	539
Benefit payments (liabilities) assets	1,903	1,192
US
Analysis of the amount charged to profit (loss) before interest and taxation
Payments to defined contribution plans		194	205
US | Foreign defined benefit plans
Analysis of the amount charged to profit (loss) before interest and taxation
Current service cost	292	310	371
Past service cost	0	(24)	(27)
Settlement	0	0	0
Operating charge relating to defined benefit plans	292	286	344
Payments to defined contribution plans	191
Total operating charge	483	480	549
Interest income on plan assets	(266)	(287)	(289)
Interest on plan liabilities	393	417	423
Other finance (income) expense	127	130	134
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	826	330	(139)
Change in financial assumptions underlying the present value of the plan liabilities	(514)	(239)	607
Change in demographic assumptions underlying the present value of the plan liabilities	72	9	60
Experience gains and losses arising on the plan liabilities	(40)	(62)	(48)
Remeasurements recognized in other comprehensive income	344	38	480
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	10,533
Interest income on plan assets	266	287	289
Operating charge relating to defined benefit plans	(292)	(286)	(344)
Interest cost	393	417	423
Remeasurements recognized in other comprehensive income (liabilities) assets	344	38	480
Net defined benefit liability (asset), end of period		10,533
Surplus (deficit) at 31 December				(3,041)	(3,217)
Surplus (deficit) in plan, asset recognized				260	0
Surplus (deficit) in plan, liability recognized				(3,301)	(3,217)
Surplus (deficit)				(3,041)	(3,217)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(10,533)	(10,533)			(10,533)
US | Foreign defined benefit plans | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	7,352
Net defined benefit liability (asset), end of period		7,352
Surplus (deficit) at 31 December				238	(36)
Surplus (deficit)				238	(36)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(7,352)	(7,352)			(7,352)
US | Foreign defined benefit plans | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	3,181
Net defined benefit liability (asset), end of period		3,181
Surplus (deficit) at 31 December				(3,279)	(3,181)
Surplus (deficit)				(3,279)	(3,181)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(3,181)	(3,181)			(3,181)
US | Foreign defined benefit plans | Accrued benefit obligation
Analysis of the amount charged to profit (loss) before interest and taxation
Operating charge relating to defined benefit plans	(292)	(286)
Interest on plan liabilities	393	417
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	(482)	(292)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	10,533	10,643
Exchange adjustments (liabilities) assets	0	0
Operating charge relating to defined benefit plans	292	286
Interest cost	393	417
Contributions by plan participants (liabilities) assets	0	0
Acquisitions	1	0
Disposals of (benefit obligations) and fair value of plan asset	(1)	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(482)	(292)
Net defined benefit liability (asset), end of period	10,820	10,533	10,643
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(10,533)	(10,643)	(10,643)	(10,820)	(10,533)
US | Foreign defined benefit plans | Accrued benefit obligation | Pension plans defined benefit
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	7,902
Net defined benefit liability (asset), end of period	8,085	7,902
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(7,902)	(7,902)		(8,085)	(7,902)
US | Foreign defined benefit plans | Accrued benefit obligation | Postemployment retirement benefits
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	2,631
Net defined benefit liability (asset), end of period	2,735	2,631
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(2,631)	(2,631)		(2,735)	(2,631)
US | Foreign defined benefit plans | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Benefit payments (liabilities) assets	(641)	(821)
Net defined benefit liability (asset), end of period	7,541
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(7,541)			(7,541)
US | Foreign defined benefit plans | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Benefit payments (liabilities) assets	(239)	(284)
Net defined benefit liability (asset), end of period	3,279
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(3,279)			(3,279)
US | Foreign defined benefit plans | Fair value of plan assets
Analysis of the amount charged to profit (loss) before interest and taxation
Interest income on plan assets	(266)	(287)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	826	330
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(7,316)	(7,510)
Exchange adjustments (liabilities) assets	0	0
Interest income on plan assets	266	287
Contributions by plan participants (liabilities) assets	0	0
Disposals of (benefit obligations) and fair value of plan asset		0
Remeasurements recognized in other comprehensive income (liabilities) assets	826	330
Net defined benefit liability (asset), end of period	(7,779)	(7,316)	(7,510)
Surplus (deficit) at 31 December				(3,041)	(3,217)
Surplus (deficit)				(3,041)	(3,217)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	7,316	7,510	7,510	7,779	7,316
US | Foreign defined benefit plans | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	12	10
Benefit payments (liabilities) assets	641	821
Eurozone
Analysis of the amount charged to profit (loss) before interest and taxation
Payments to defined contribution plans		7	8
Eurozone | Foreign defined benefit plans
Analysis of the amount charged to profit (loss) before interest and taxation
Current service cost	85	76	96
Past service cost	5	7	47
Settlement	13	9	(1)
Operating charge relating to defined benefit plans	103	92	142
Payments to defined contribution plans	7
Total operating charge	110	99	150
Interest income on plan assets	(37)	(47)	(37)
Interest on plan liabilities	121	159	151
Other finance (income) expense	84	112	114
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	30	53	25
Change in financial assumptions underlying the present value of the plan liabilities	336	(622)	592
Change in demographic assumptions underlying the present value of the plan liabilities	0	12	15
Experience gains and losses arising on the plan liabilities	(36)	26	47
Remeasurements recognized in other comprehensive income	330	(531)	679
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	6,820
Interest income on plan assets	37	47	37
Operating charge relating to defined benefit plans	(103)	(92)	(142)
Interest cost	121	159	151
Remeasurements recognized in other comprehensive income (liabilities) assets	330	(531)	679
Net defined benefit liability (asset), end of period		6,820
Surplus (deficit) at 31 December				(5,051)	(4,941)
Surplus (deficit) in plan, asset recognized				43	22
Surplus (deficit) in plan, liability recognized				(5,094)	(4,963)
Surplus (deficit)				(5,051)	(4,941)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(6,820)	(6,820)			(6,820)
Eurozone | Foreign defined benefit plans | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	2,195
Net defined benefit liability (asset), end of period		2,195
Surplus (deficit) at 31 December				(106)	(316)
Surplus (deficit)				(106)	(316)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(2,195)	(2,195)			(2,195)
Eurozone | Foreign defined benefit plans | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	4,625
Net defined benefit liability (asset), end of period		4,625
Surplus (deficit) at 31 December				(4,945)	(4,625)
Surplus (deficit)				(4,945)	(4,625)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(4,625)	(4,625)			(4,625)
Eurozone | Foreign defined benefit plans | Accrued benefit obligation
Analysis of the amount charged to profit (loss) before interest and taxation
Operating charge relating to defined benefit plans	(103)	(92)
Interest on plan liabilities	121	159
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	300	(584)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	6,820	6,640
Exchange adjustments (liabilities) assets	915	(282)
Operating charge relating to defined benefit plans	103	92
Interest cost	121	159
Contributions by plan participants (liabilities) assets	(2)	(2)
Acquisitions	0	4
Disposals of (benefit obligations) and fair value of plan asset	(9)	0
Remeasurements recognized in other comprehensive income (liabilities) assets	300	(584)
Net defined benefit liability (asset), end of period	7,275	6,820	6,640
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(6,820)	(6,640)	(6,640)	(7,275)	(6,820)
Eurozone | Foreign defined benefit plans | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Benefit payments (liabilities) assets	(75)	(78)
Net defined benefit liability (asset), end of period	2,330
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(2,330)			(2,330)
Eurozone | Foreign defined benefit plans | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Benefit payments (liabilities) assets	(302)	(301)
Net defined benefit liability (asset), end of period	4,945
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(4,945)			(4,945)
Eurozone | Foreign defined benefit plans | Fair value of plan assets
Analysis of the amount charged to profit (loss) before interest and taxation
Interest income on plan assets	(37)	(47)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	30	53
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,879)	(1,874)
Exchange adjustments (liabilities) assets	(264)	76
Interest income on plan assets	37	47
Contributions by plan participants (liabilities) assets	2	2
Disposals of (benefit obligations) and fair value of plan asset		0
Remeasurements recognized in other comprehensive income (liabilities) assets	30	53
Net defined benefit liability (asset), end of period	(2,224)	(1,879)	(1,874)
Surplus (deficit) at 31 December				(5,051)	(4,941)
Surplus (deficit)				(5,051)	(4,941)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	1,879	1,874	1,874	2,224	1,879
Eurozone | Foreign defined benefit plans | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	87	57
Benefit payments (liabilities) assets	75	78
Other
Analysis of the amount charged to profit (loss) before interest and taxation
Payments to defined contribution plans		33	41
Other | Accrued benefit obligation
Movements in benefit obligation and fair value of plan assets during the year
Disposals of (benefit obligations) and fair value of plan asset	0	(399)
Other | Foreign defined benefit plans
Analysis of the amount charged to profit (loss) before interest and taxation
Current service cost	46	71	96
Past service cost	(1)	1	(7)
Settlement	0	(1)	(3)
Operating charge relating to defined benefit plans	45	71	86
Payments to defined contribution plans	38
Total operating charge	83	104	127
Interest income on plan assets	(48)	(51)	(55)
Interest on plan liabilities	71	80	91
Other finance (income) expense	23	29	36
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	43	8	33
Change in financial assumptions underlying the present value of the plan liabilities	(47)	4	213
Change in demographic assumptions underlying the present value of the plan liabilities	(23)	(5)	0
Experience gains and losses arising on the plan liabilities	14	15	29
Remeasurements recognized in other comprehensive income	(13)	22	275
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	1,715
Interest income on plan assets	48	51	55
Operating charge relating to defined benefit plans	(45)	(71)	(86)
Interest cost	71	80	91
Remeasurements recognized in other comprehensive income (liabilities) assets	(13)	22	275
Net defined benefit liability (asset), end of period		1,715
Surplus (deficit) at 31 December				(454)	(405)
Surplus (deficit) in plan, asset recognized				28	32
Surplus (deficit) in plan, liability recognized				(482)	(437)
Surplus (deficit)				(454)	(405)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(1,715)	(1,715)			(1,715)
Other | Foreign defined benefit plans | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	1,393
Net defined benefit liability (asset), end of period		1,393
Surplus (deficit) at 31 December				(101)	(83)
Surplus (deficit)				(101)	(83)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(1,393)	(1,393)			(1,393)
Other | Foreign defined benefit plans | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	322
Net defined benefit liability (asset), end of period		322
Surplus (deficit) at 31 December				(353)	(322)
Surplus (deficit)				(353)	(322)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(322)	(322)			(322)
Other | Foreign defined benefit plans | Accrued benefit obligation
Analysis of the amount charged to profit (loss) before interest and taxation
Operating charge relating to defined benefit plans	(45)	(71)
Interest on plan liabilities	71	80
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	(56)	14
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	1,715	2,089
Exchange adjustments (liabilities) assets	89	23
Operating charge relating to defined benefit plans	45	71
Interest cost	71	80
Contributions by plan participants (liabilities) assets	(6)	(6)
Acquisitions	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(56)	14
Net defined benefit liability (asset), end of period	1,873	1,715	2,089
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(1,715)	(2,089)	(2,089)	(1,873)	(1,715)
Other | Foreign defined benefit plans | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Benefit payments (liabilities) assets	(89)	(117)
Net defined benefit liability (asset), end of period	1,520
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(1,520)			(1,520)
Other | Foreign defined benefit plans | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Benefit payments (liabilities) assets	(20)	(24)
Net defined benefit liability (asset), end of period	353
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(353)			(353)
Other | Foreign defined benefit plans | Fair value of plan assets
Analysis of the amount charged to profit (loss) before interest and taxation
Interest income on plan assets	(48)	(51)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	43	8
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,310)	(1,531)
Exchange adjustments (liabilities) assets	(72)	(15)
Interest income on plan assets	48	51
Contributions by plan participants (liabilities) assets	6	6
Disposals of (benefit obligations) and fair value of plan asset		229
Remeasurements recognized in other comprehensive income (liabilities) assets	43	8
Net defined benefit liability (asset), end of period	(1,419)	(1,310)	(1,531)
Surplus (deficit) at 31 December				(454)	(405)
Surplus (deficit)				(454)	(405)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	1,310	1,531	$ 1,531	1,419	1,310
Other | Foreign defined benefit plans | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	29	45
Benefit payments (liabilities) assets	89	117
Germany | Foreign defined benefit plans | Accrued benefit obligation
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	4,289
Net defined benefit liability (asset), end of period	4,586	4,289
The defined benefit obligation may be analysed between funded and unfunded plans as follows	$ (4,289)	$ (4,289)		$ (4,586)	$ (4,289)